Summary of Significant Accounting Policies - Foreign Currency (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cost of Goods Sold
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Türkiye highly inflationary impact	$ 49.6	$ 54.1	$ 87.0
Other Loss (Income), Net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Türkiye highly inflationary impact	$ 5.9	$ 1.2	$ 9.0